Financing Activities (Details) (USD $)	12 Months Ended						12 Months Ended																																										1 Months Ended		12 Months Ended													1 Months Ended	12 Months Ended																																															12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Dec. 31, 2012 Pollution Control Bonds [Member]		Dec. 31, 2011 Pollution Control Bonds [Member]		Dec. 31, 2012 Notes Payable [Member]	Dec. 31, 2011 Notes Payable [Member]	Dec. 31, 2012 Securitization Bonds [Member]	Dec. 31, 2011 Securitization Bonds [Member]	Dec. 31, 2012 Junior Subordinated Debentures [Member]	Dec. 31, 2011 Junior Subordinated Debentures [Member]	Dec. 31, 2012 Other Long Term Debt [Member]	Dec. 31, 2011 Other Long Term Debt [Member]	Dec. 31, 2012 Appalachian Power Co [Member]		Dec. 31, 2011 Appalachian Power Co [Member]		Dec. 31, 2010 Appalachian Power Co [Member]	Dec. 31, 2012 Appalachian Power Co [Member] Senior Notes [Member]	Dec. 31, 2011 Appalachian Power Co [Member] Senior Notes [Member]	Dec. 31, 2012 Appalachian Power Co [Member] Pollution Control Bonds [Member]		Dec. 31, 2011 Appalachian Power Co [Member] Pollution Control Bonds [Member]	Dec. 31, 2012 Appalachian Power Co [Member] Other Long Term Debt [Member]	Dec. 31, 2011 Appalachian Power Co [Member] Other Long Term Debt [Member]	Dec. 31, 2011 Appalachian Power Co [Member] 4.50 [Member]	Dec. 31, 2010 Appalachian Power Co [Member] 4.50 [Member]	Dec. 31, 2012 Indiana Michigan Power Co [Member]		Dec. 31, 2011 Indiana Michigan Power Co [Member]		Dec. 31, 2010 Indiana Michigan Power Co [Member]	Dec. 31, 2012 Indiana Michigan Power Co [Member] Senior Notes [Member]	Dec. 31, 2011 Indiana Michigan Power Co [Member] Senior Notes [Member]	Dec. 31, 2012 Indiana Michigan Power Co [Member] Pollution Control Bonds [Member]		Dec. 31, 2011 Indiana Michigan Power Co [Member] Pollution Control Bonds [Member]	Dec. 31, 2012 Indiana Michigan Power Co [Member] Notes Payable [Member]	Dec. 31, 2011 Indiana Michigan Power Co [Member] Notes Payable [Member]	Dec. 31, 2012 Indiana Michigan Power Co [Member] Other Long Term Debt [Member]	Dec. 31, 2011 Indiana Michigan Power Co [Member] Other Long Term Debt [Member]	Jan. 31, 2013 Indiana Michigan Power Co [Member] Principle Amount Paid One [Member] Notes Payable [Member] Repayment of Debt [Member]	Feb. 26, 2013 Indiana Michigan Power Co [Member] Principle Amount Paid Two [Member] Notes Payable [Member] Repayment of Debt [Member]	Dec. 31, 2011 Indiana Michigan Power Co [Member] 4.12 [Member]	Dec. 31, 2010 Indiana Michigan Power Co [Member] 4.12 [Member]	Dec. 31, 2011 Indiana Michigan Power Co [Member] 4.125 [Member]	Dec. 31, 2010 Indiana Michigan Power Co [Member] 4.125 [Member]	Dec. 31, 2011 Indiana Michigan Power Co [Member] 4.56 [Member]	Dec. 31, 2010 Indiana Michigan Power Co [Member] 4.56 [Member]	Dec. 31, 2012 Ohio Power Co [Member]		Dec. 31, 2011 Ohio Power Co [Member]		Dec. 31, 2010 Ohio Power Co [Member]	Dec. 31, 2012 Ohio Power Co [Member] Senior Notes [Member]	Dec. 31, 2011 Ohio Power Co [Member] Senior Notes [Member]	Feb. 26, 2013 Ohio Power Co [Member] Senior Notes [Member] Repayment of Debt [Member]	Dec. 31, 2012 Ohio Power Co [Member] Pollution Control Bonds [Member]		Dec. 31, 2011 Ohio Power Co [Member] Pollution Control Bonds [Member]	Dec. 31, 2012 Ohio Power Co [Member] Notes Payable Affiliated [Member]	Dec. 31, 2011 Ohio Power Co [Member] Notes Payable Affiliated [Member]	Dec. 31, 2011 Ohio Power Co [Member] 4.50 [Member]	Dec. 31, 2010 Ohio Power Co [Member] 4.50 [Member]	Dec. 31, 2011 Ohio Power Co [Member] 4.08 [Member]	Dec. 31, 2010 Ohio Power Co [Member] 4.08 [Member]	Dec. 31, 2011 Ohio Power Co [Member] 4.20 [Member]	Dec. 31, 2010 Ohio Power Co [Member] 4.20 [Member]	Dec. 31, 2011 Ohio Power Co [Member] 4.40 [Member]	Dec. 31, 2010 Ohio Power Co [Member] 4.40 [Member]	Dec. 31, 2012 Public Service Co of Oklahoma [Member]		Dec. 31, 2011 Public Service Co of Oklahoma [Member]		Dec. 31, 2010 Public Service Co of Oklahoma [Member]	Dec. 31, 2012 Public Service Co of Oklahoma [Member] Senior Notes [Member]	Dec. 31, 2011 Public Service Co of Oklahoma [Member] Senior Notes [Member]	Dec. 31, 2012 Public Service Co of Oklahoma [Member] Pollution Control Bonds [Member]	Dec. 31, 2011 Public Service Co of Oklahoma [Member] Pollution Control Bonds [Member]	Dec. 31, 2012 Public Service Co of Oklahoma [Member] Other Long Term Debt [Member]	Dec. 31, 2011 Public Service Co of Oklahoma [Member] Other Long Term Debt [Member]	Dec. 31, 2011 Public Service Co of Oklahoma [Member] 4.00 [Member]	Dec. 31, 2010 Public Service Co of Oklahoma [Member] 4.00 [Member]	Dec. 31, 2011 Public Service Co of Oklahoma [Member] 4.24 [Member]	Dec. 31, 2010 Public Service Co of Oklahoma [Member] 4.24 [Member]	Dec. 31, 2012 Southwestern Electric Power Co [Member]		Dec. 31, 2011 Southwestern Electric Power Co [Member]		Dec. 31, 2010 Southwestern Electric Power Co [Member]	Dec. 31, 2012 Southwestern Electric Power Co [Member] Senior Notes [Member]	Dec. 31, 2011 Southwestern Electric Power Co [Member] Senior Notes [Member]	Dec. 31, 2012 Southwestern Electric Power Co [Member] Pollution Control Bonds [Member]	Dec. 31, 2011 Southwestern Electric Power Co [Member] Pollution Control Bonds [Member]	Dec. 31, 2012 Southwestern Electric Power Co [Member] Notes Payable [Member]	Dec. 31, 2011 Southwestern Electric Power Co [Member] Notes Payable [Member]	Dec. 31, 2011 Southwestern Electric Power Co [Member] 4.28 [Member]	Dec. 31, 2010 Southwestern Electric Power Co [Member] 4.28 [Member]	Dec. 31, 2011 Southwestern Electric Power Co [Member] 4.65 [Member]	Dec. 31, 2010 Southwestern Electric Power Co [Member] 4.65 [Member]	Dec. 31, 2011 Southwestern Electric Power Co [Member] 5.00 [Member]	Dec. 31, 2010 Southwestern Electric Power Co [Member] 5.00 [Member]	Dec. 31, 2012 Subsidiaries [Member]	Dec. 31, 2011 Subsidiaries [Member]	Dec. 31, 2012 AEP Texas Central Co [Member] Securitization Bonds [Member]	Jan. 31, 2013 AEP Texas Central Co [Member] Securitization Bonds [Member] Repayment of Debt [Member]	Dec. 31, 2012 Aep [Member] Senior Notes [Member]	Dec. 31, 2012 Aep [Member] Junior Subordinated Debentures [Member]
Shares of Company
Beginning Balance, Shares	503,759,460		501,114,881		498,333,265																																																																									10,482,000
Issued	2,245,502		2,644,579		2,781,616
Treasury Stock, Shares, Ending Balance	20,336,592		20,336,592		20,307,725	20,278,858
Treasury Stock Acquired			28,867		28,867
Ending Balance, Shares	506,004,962		503,759,460		501,114,881																																																																									10,482,000		10,482,000
Preferred Stock
Par Value Outstanding Preferred Stock			$ 60,000,000																				$ 17,736,000														$ 8,072,000																						$ 16,613,000																					$ 4,882,000															$ 4,694,000
Loss on Redemption			2,800,000																				1,013,000														314,000																						488,000																					254,000															369,000
Number of Shares Redeemed for the Years Ended																																	177,465	53																	11,055	0	55,257	44	14,412	0														97,357	6	14,495	100	22,824	0	31,482	0												44,508	0	4,310	3,759												7,386	0	1,907	0	37,665	8
Long-term Debt
Senior Unsecured Notes	12,712,000,000	[1]	11,737,000,000	[1]																	3,167,559,000		3,141,843,000												1,171,080,000		1,270,599,000																				3,142,615,000		3,291,823,000																			896,364,000		896,023,000													1,822,653,000		1,548,437,000
Pollution Control Bonds	1,958,000,000	[2],[3]	2,112,000,000	[2],[3]																	532,500,000	[4],[5]	582,000,000	[4],[5]											266,531,000	[4],[5]	266,494,000	[4],[5]																			517,825,000	[4],[5]	562,325,000	[4],[5]																		46,360,000	[5]	46,360,000	[5]												135,200,000	[5]	135,200,000	[5]
Notes Payable - Affiliated																																																									200,000,000		200,000,000
Notes Payable	427,000,000	[6]	402,000,000	[6]																															224,376,000		234,590,000																																																								88,375,000		45,000,000
Securitization Bonds	2,281,000,000	[7]	1,688,000,000	[7]
Junior Subordinated Debentures	0	[1]	315,000,000	[1]
Spent Nuclear Fuel Obligation	265,000,000	[8]	265,000,000	[8]																															265,249,000	[9]	265,065,000	[9]
Other Long-term Debt	140,000,000	[10]	29,000,000	[10]																	2,383,000		2,408,000												130,430,000	[10]	20,927,000	[10]																																								7,147,000		4,981,000
Fair Value of Interest Rate Hedges	3,000,000		7,000,000
Unamortized Discount, Net	(29,000,000)		(39,000,000)																		(7,442,000)														(4,389,000)																						(7,385,000)																					(3,636,000)															(2,347,000)
Total Long-term Debt Outstanding	17,757,000,000		16,516,000,000																		3,702,442,000		3,726,251,000												2,057,666,000		2,057,675,000																				3,860,440,000		4,054,148,000																			949,871,000		947,364,000													2,046,228,000		1,728,637,000
Long-term Debt Due Within One Year	2,171,000,000		1,433,000,000																		574,679,000		594,525,000												203,953,000		279,075,000																				856,000,000		244,500,000																			764,000		311,000													3,250,000		20,000,000															367,000,000	293,000,000
Long-term Debt	15,586,000,000		15,083,000,000																		3,127,763,000		3,131,726,000												1,853,713,000		1,778,600,000																				2,804,440,000		3,609,648,000																			949,107,000		947,053,000													2,042,978,000		1,708,637,000															2,227,000,000	1,674,000,000
Long- term Debt by Type of Debt and Maturity
Maturity Date Low							2012		2012	[3]			2012		2013				2015							2012		2012	[4]											2012		2012	[4]		2013		2015															2012			2012	[4]																	2016		2014													2015		2015		2012
Maturity Date High							2042		2038	[3]			2032		2024				2059							2038		2038	[4]											2037		2025	[4]		2016		2025															2035			2038	[4]																	2037		2020													2040		2018		2032
Weighted Average Interest Rate							5.46%		3.58%	[3]			4.35%		4.21%				2.63%							5.43%		2.01%			13.718%									6.24%		4.03%			2.42%		2.39%															5.84%			3.72%			5.25%															5.52%		5.03%		3.00%											5.56%		4.28%		5.09%
Interest Rate Ranges, Minimum							0.685%	0.955%	0.11%	[3]	0.06%	[3]	1.913%	2.029%	0.88%	4.98%		8.75%	1.72%	3.00%						0.685%	3.40%	0.12%		0.07%	13.718%	13.718%								5.05%	5.05%	0.11%		0.06%	1.913%	2.029%	1.72%	6.00%														4.85%	0.955%		0.13%		0.07%	5.25%	5.25%														4.40%	4.40%	4.45%	4.45%	3.00%	3.00%										3.55%	4.90%	3.25%	3.25%	4.58%	6.37%
Interest Rate Ranges, Maximum							8.13%	8.13%	6.30%	[3]	6.30%	[3]	8.03%	8.03%	6.25%	6.25%		8.75%	13.718%	13.718%						7.95%	7.95%	5.375%		6.05%	13.718%	13.718%								7.00%	7.00%	6.25%		6.25%	5.44%	5.44%	6.00%	6.00%														6.60%	6.60%		5.80%		5.80%	5.25%	5.25%														6.625%	6.625%	5.25%	5.25%	3.00%	3.00%										6.45%	6.45%	4.95%	4.95%	6.37%	7.03%
Due Date																	2063														2026																																	2013				2015																			2027
Outstanding Long-term Debt
Principal Amount, 2013	2,171,000,000																				574,679,000														203,953,000																						856,000,000																					764,000															3,250,000
Principal Amount, 2014	1,169,000,000																				100,033,000														353,946,000																						403,580,000																					34,115,000															3,250,000
Principal Amount, 2015	1,438,000,000																				500,038,000														253,730,000																						286,000,000																					427,000															306,750,000
Principal Amount, 2016	840,000,000																				65,393,000														4,158,000																						350,000,000																					150,440,000															3,250,000
Principal Amount, 2017	1,655,000,000																				250,049,000														1,479,000																						0																					454,000															253,250,000
Principal Amount, After 2017	10,513,000,000																				2,219,692,000														1,244,789,000																						1,972,245,000																					767,307,000															1,478,825,000
Principal Amount, Total	17,786,000,000																				3,709,884,000														2,062,055,000																						3,867,825,000																					953,507,000															2,048,575,000
Unamortized Discount, Net	(29,000,000)		(39,000,000)																		(7,442,000)														(4,389,000)																						(7,385,000)																					(3,636,000)															(2,347,000)
Total Long-term Debt Outstanding	17,757,000,000		16,516,000,000																		3,702,442,000		3,726,251,000												2,057,666,000		2,057,675,000																				3,860,440,000		4,054,148,000																			949,871,000		947,364,000													2,046,228,000		1,728,637,000
Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Utility Money Pool																					350,153,000		217,876,000												0		57,352,000																				126,975,000		46,761,000																			0		96,034,000													227,087,000		136,752,000
Maximum Loans to Utility Money Pool																					23,504,000		393,811,000												362,733,000		219,386,000																				290,356,000		452,187,000																			177,778,000		255,611,000													173,778,000		105,184,000
Average Borrowings from Utility Money Pool																					161,363,000		117,378,000												0		23,793,000																				47,820,000		31,365,000																			0		41,971,000													147,338,000		47,232,000
Average Loans to Utility Money Pool																					22,821,000		96,186,000												202,439,000		56,999,000																				105,154,000		225,728,000																			92,697,000		88,805,000													78,994,000		38,798,000
Net Loans (Borrowings) to/from Utility Money Pool																					(150,941,000)		(176,240,000)												116,977,000		95,714,000																				116,422,000		219,458,000																			10,558,000		39,876,000													153,829,000		(132,473,000)
Authorized Short Term Borrowing Limit																					600,000,000		600,000,000												500,000,000		500,000,000																				600,000,000		600,000,000																			300,000,000		300,000,000													350,000,000		350,000,000
Maximum and Minimum Interest Rates
Maximum Interest Rate																					0.56%		0.56%		0.55%										0.56%		0.56%		0.55%																		0.56%		0.56%		0.55%																	0.56%		0.56%		0.55%											0.56%		0.56%		0.55%
Minimum Interest Rate																					0.39%		0.06%		0.09%										0.39%		0.06%		0.09%																		0.39%		0.06%		0.09%																	0.39%		0.06%		0.09%											0.39%		0.06%		0.09%
Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
Average Interest Rate for Funds Borrowed																					0.47%		0.42%		0.26%										0.00%		0.39%		0.43%																		0.47%		0.45%		0.00%																	0.00%		0.41%		0.31%											0.53%		0.40%		0.19%
Average Interest Rate for Funds Loaned																					0.47%		0.32%		0.00%										0.46%		0.38%		0.24%																		0.47%		0.35%		0.22%																	0.46%		0.32%		0.17%											0.45%		0.33%		0.27%
Interest Expense
Interest Expense Incurred on Borrowings from the Utility Money Pool																					772,000		198,000		611,000										0		20,000		17,000																		555,000		12,000		16,000																	11,000		85,000		102,000											977,000		174,000		11,000
Interest Income
Interest Income Earned on Advances to the Utility Money Pool																					123,000		313,000		9,000										963,000		226,000		219,000																		1,038,000		820,000		708,000																	435,000		250,000		19,000											320,000		32,000		438,000
Short-term Debt
Securitized Debt for Receivables	657,000,000	[11]	666,000,000	[11]
Commercial Paper	321,000,000		967,000,000
Line of Credit - Sabine	3,000,000	[12]	17,000,000	[12]																																																																																									2,603,000		17,016,000
Total Short-term Debt	981,000,000		1,650,000,000
Securitized Debt for Receivables	0.26%	[11],[13]	0.27%	[11],[13]
Commercial Paper	0.42%	[13]	0.51%	[13]
Line of Credit - Sabine	1.82%	[12],[13]	1.79%	[12],[13]																																																																																									1.82%	[13]	1.79%	[13]
Comparative Accounts Receivable Information
Effective Interest Rates on Securitization of Accounts Receivable	0.26%		0.27%		0.31%
Net Uncollectible Accounts Receivable Written Off	29,000,000		37,000,000		22,000,000
Customer Accounts Receivable Managed Portfolio
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	835,000,000		902,000,000
Total Principal Outstanding	657,000,000		666,000,000
Delinquent Securitized Accounts Receivable	37,000,000		38,000,000
Bad Debt Reserves Related to Securitized Sale of Accounts Receivable	21,000,000		18,000,000
Unbilled Receivables Related to Securitization, Sale of Accounts Receivable	316,000,000		370,000,000
Accounts Receivable and Accrued Unbilled Revenue [Abstract]
Accounts Receivable and Accrued Unbilled Revenues																					153,719,000		121,605,000												123,447,000		121,597,000																				300,675,000		346,695,000																			85,530,000		123,172,000													132,449,000		140,440,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold [Abstract]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold																					6,883,000		9,612,000		9,194,000										6,121,000		6,168,000		6,770,000																		20,312,000		18,851,000		20,630,000																	7,054,000		6,363,000		5,406,000											6,140,000		5,672,000		5,688,000
Proceeds on Sale of Receivables to AEP Credit [Abstract]
Proceeds from Sale of Receivables to AEP Credit																					1,353,920,000		1,248,253,000		1,418,487,000										1,344,260,000		1,323,068,000		1,283,955,000																		2,952,723,000		3,461,758,000		3,495,609,000																	1,157,174,000		1,299,190,000		1,196,586,000											1,481,925,000		1,495,397,000		1,402,525,000
Financing Activities (Textuals) [Abstract]
Repayments Of Long Term Debt	1,643,000,000		1,665,000,000		1,993,000,000																364,875,000		579,672,000		200,019,000										220,212,000		160,645,000		202,011,000										12,000,000	11,000,000							194,500,000		165,000,000		868,580,000			250,000,000														229,000		275,000,000		0											21,625,000		41,135,000		53,500,000																105,000,000	243,000,000	315,000,000
Issuance of Long-term Debt	2,856,000,000		1,328,000,000		1,270,000,000																339,374,000		739,393,000		363,726,000										217,900,000		185,972,000		152,464,000								110,000,000										0		49,748,000		351,824,000																	2,395,000		248,909,000		2,240,000											336,418,000		0		399,394,000															800,000,000		850,000,000
Interest Rate, in Percent																																																																5.50%
Commitment From Bank Conduits that Expire in One Year	385,000,000
Commitment From Bank Conduits That Expire In Three Years	315,000,000
Total Commitment From Bank Conduits To Finance Receivables	700,000,000
Reaquired Pollution Control Bonds Held by Trustees	583,000,000																																																								463,000,000
Maximum Percentage Debt To Capitalization	67.50%																				67.50%														67.50%																						67.50%
Dividend Restrictions	6,000,000,000																				32,000,000														0																						0
Credit Facilities, Total	3,250,000,000
Maximum Amount of Commercial Paper Outstanding	$ 1,200,000,000
Weighted Average Interest Rate of Commercial Paper Outstanding During Year	0.44%

[1]	In 2012, AEP issued $850 million of Senior Unsecured Notes used to retire $243 million of Senior Unsecured Notes and $315 million of Junior Subordinated Debentures.
[2]	For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.
[3]	Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year on the balance sheets.
[4]	Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.
[5]	For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.
[6]	Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.
[7]	In 2012, AEP Texas Central Transition Funding III LLC issued $800 million of Securitization Bonds (see Note 15).
[8]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 5).
[9]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 4).
[10]	In 2012, I&M issued a $110 million three-year credit facility to be used for general corporate purposes.
[11]	Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.
[12]	This line of credit does not reduce available liquidity under AEP's credit facilities.
[13]	Weighted average rate.